Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

November 9, 2017

Barclays Capital Inc. (the “Company”)

745 7th Avenue

New York, NY 10019

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the addressee of this report, Academy Securities, Inc., Barclays Bank PLC, Barclays Commercial Mortgage Securities LLC, Wells Fargo Bank, National Association and Wells Fargo Securities, LLC who are collectively referred to herein as the “Specified Parties”, solely to assist you with the procedures enumerated below with respect to the Commercial Mortgage Pass-Through Certificates, Series 2017-GLKS securitization (the “Transaction”). The Company is responsible for the accuracy of the information contained in the Final Data File (the “Responsible Party”). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to November 9, 2017.
•	The excel file provided to us by the Company titled “BBCMS 2017-GLKS_Accounting Tape 11.09.2017_Final.xlsx”, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date shall be herein referred to as the “Final Data File”.
•	Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Final Data File.
•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.
•	The phrase “Source Document” refers to the documents provided to us by the Company related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company and used by us in performing the procedures enumerated below.
•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.
•	The phrase “Loan Agreement” refers to the signed first lien mortgage promissory note, first lien mortgage agreement, or any other senior lien mortgage document, as included in the Loan File.
•	The phrase “Subordinate Loan Agreement” refers to the signed mezzanine mortgage notes, second lien mortgage notes, or any other subordinate lien mortgage document, as included in the Loan File.
•	The phrase “Guaranty Agreement” refers to the signed guaranty and/or any riders or assumptions thereof, as included in the Loan File.
•	The phrase “Management Agreement” refers to the signed management agreement or assignment of management agreement, as included in the Loan File.
•	The phrase “Title Policy” refers to the signed title insurance policy, as included in the Loan File.

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•	The phrase “Appraisal Report” refers to the signed appraisal document, as included in the Loan File.
•	The phrase “Engineering Report” refers to a signed property condition assessment document, as included in the Loan File.
•	The phrase “Environmental Report” refers to the signed phase I and phase II (if applicable) environmental document, as included in the Loan File.
•	The phrase “Seismic Report” refers to the signed seismic assessment document, as included in the Loan File.
•	The phrase “Barclays Underwriting Schedule” refers to the historical cash flow statements and underwriting projections, as included in the Loan File.
•	The phrase “Rate Cap Agreement” refers to the signed interest rate cap agreement, as included in the Loan File.
•	The phrase “Cash Management Agreement” refers to the signed cash management agreement, as included in the Loan File.
•	The phrase “Capital Expenditures Schedule” refers to the historical capital expenditure document, as included in the Loan File.
•	The phrase “Settlement Statement” refers to the signed borrower and lender mortgage loan closing statements indicating the sources and uses of dispersed funds, as included in the Loan File.
•	The phrase “Fee Schedule” refers to the documentation for the Administrative Fee (Master Servicer, Primary Servicer, CREFC and Trustee fees) for the Transaction.

From November 6, 2017 through November 9, 2017, the Company provided us with the Source Documents related to the single loan secured by two properties, herein referred to as the “Underlying Collateral”. For the Underlying Collateral set forth in the Final Data File, we compared the Specified Attributes set forth in the Final Data File to the corresponding Source Documents and found them to be in agreement. The procedures associated with the Specified Attributes were applied as indicated in Exhibit A. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding sources. We were not able to perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Collateral as set forth on the attached Exhibit B.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933, and is not intended to be and should not be used by anyone other than the Specified Parties.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The results of the foregoing indicated that a comparison of the items as enumerated in Exhibit A to the information contained in the Loan File were in agreement, with the exception of the Specified Attributes found in Exhibit B.

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

November 9, 2017

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

Commercial Mortgage Pass-Through Certificates, Series 2017-GLKS

Exhibits

A)	Loan File Review Procedures

B)	Specified Attributes Provided by the Company

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Commercial Mortgage Pass-Through Certificates, Series 2017-GLKS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
2	Seller	Loan Agreement	The lender, as stated in the Loan Agreement.	None
3	% of Initial Pooled Balance	Calculation	Computation in which the respective loan’s Cut-off Balance was divided by the aggregate Cut-off Balance of the Underlying Collateral.	None
4	Property Name	Appraisal	The property name, as stated in the Appraisal Report.	None
5	Street Address	Appraisal	The address, as stated in the Appraisal Report.	None
6	City	Appraisal	The city, as stated in the Appraisal Report.	None
7	State	Appraisal	The state, as stated in the Appraisal Report.	None
8	Zip Code	Appraisal	The zip code, as stated in the Appraisal Report.	None
9	Number of Properties	Loan Agreement	1, if the property is located on a single parcel. Otherwise, the count of non-contiguous parcels collateralizing the mortgage loan, as stated in the Loan Agreement.	None
10	Property Type	Appraisal	The property type, as stated in the Appraisal Report.	None
11	Property Subtype	Appraisal	The property subtype, as stated in the Appraisal Report.	None
12	Year Built	Appraisal	The year built, as stated in the Appraisal Report.	None
13	Year Renovated	Capital Expenditures Schedule; Appraisal; Engineering Report	The year renovated, as stated in the Capital Expenditures Schedule; Appraisal Report or Engineering Report.	None
14	Rooms	Appraisal	Number of rooms, as stated in the Appraisal Report.	None
15	Flag	Management Agreement	Hotel chain affiliation, as stated in the Management Agreement.	None
16	Mortgage Loan Cut-off Balance ($)	Loan Agreement	The original principal balance, for interest only mortgage loans.	$0.01
17	Mortgage Loan Cut-off Balance ($) Per Room	Calculation	Computation in which the respective loan’s Mortgage Loan Cut-off Balance ($) was divided by the corresponding number of Rooms.	$0.01
18	Mortgage Loan Maturity Balance ($)	Loan Agreement	The original principal balance, for interest only mortgage loans.	$1.00
19	Mezzanine A Debt Cut-off Balance ($)	Subordinate Loan Agreement	The original principal balance, for interest only mortgage loans.	$0.01

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	6

Commercial Mortgage Pass-Through Certificates, Series 2017-GLKS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
20	Mezzanine A Debt Maturity Balance ($)	Subordinate Loan Agreement	The original principal balance, for interest only mortgage loans.	$1.00
21	Mezzanine B Debt Cut-off Balance ($)	Subordinate Loan Agreement	The original principal balance, for interest only mortgage loans.	$0.01
22	Mezzanine B Debt Maturity Balance ($)	Subordinate Loan Agreement	The original principal balance, for interest only mortgage loans.	$1.00
23	Total Debt Cut-off Balance ($)	Calculation	Computation in which the Mortgage Loan Cut-off Balance ($), Mezzanine A Debt Cut-off Balance ($) and Mezzanine B Debt Cut-off Balance ($) were summed.	$0.01
24	Total Debt Maturity Balance ($)	Calculation	Computation in which the Mortgage Loan Maturity Balance ($), Mezzanine A Debt Maturity Balance ($) and Mezzanine B Debt Maturity Balance ($) were summed.	$1.00
25	Total Debt Cut-off Balance / Room ($)	Calculation	Computation in which the respective loan's Total Debt Cut-off Balance ($) was divided by the corresponding number of Rooms.	None
26	Mortgage Loan Margin %	Loan Agreement	The respective loan's spread, as stated in the Loan Agreement.	None
27	Mezzanine A Debt Margin %	Subordinate Loan Agreement	The respective loan's spread, as stated in the Subordinate Loan Agreement.	None
28	Mezzanine B Debt Margin %	Subordinate Loan Agreement	The respective loan's spread, as stated in the Subordinate Loan Agreement.	None
29	Total Margin %	Calculation	Computation in which the respective loan's Mortgage Loan Margin %, Mezzanine A Debt Margin % and Mezzanine B Debt Margin % were multiplied by the respective loan's Mortgage Loan Cut-off Date Balance ($), Mezzanine A Debt Cut-off Balance ($) and Mezzanine B Debt Cut-off Balance ($), respectively. The resulting values were summed and then divided by the Total Debt Cut-off Balance ($).	None
31	LIBOR Floor %	Loan Agreement	LIBOR floor, as stated in the Loan Agreement.	None
34	Mortgage Loan Rate %	Calculation	Computation in which the Mortgage Loan Margin % and Assumed LIBOR were summed.	None
35	Mortgage Loan Admin. Fee %	Fee Schedule	The respective loan's administrative fee, as stated in the Fee Schedule.	None
36	Net Mortgage Loan Rate %	Calculation	Computation in which the Loan Admin. Fee % was deducted from the Mortgage Loan Rate %.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	7

Commercial Mortgage Pass-Through Certificates, Series 2017-GLKS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
37	Mezzanine A Rate %	Calculation	Computation in which the Mezzanine A Debt Margin % and Assumed LIBOR were summed.	None
39	Net Mezzanine A Rate %	Calculation	Computation in which the Mezzanine A Admin. Fee % was deducted from the Mezzanine A Rate %.	None
40	Mezzanine B Rate %	Calculation	Computation in which the Mezzanine B Debt Margin % and Assumed LIBOR were summed.	None
42	Net Mezzanine B Rate %	Calculation	Computation in which the Mezzanine B Admin. Fee % was deducted from the Mezzanine B Rate %.	None
43	Total Rate %	Calculation	Computation in which the respective loan's Mortgage Loan Rate %, Mezzanine A Rate % and Mezzanine B Rate % were multiplied by the respective loan's Mortgage Loan Cut-off Date Balance ($), Mezzanine A Debt Cut-off Balance ($) and Mezzanine B Debt Cut-off Balance ($), respectively. The resulting values were summed and then divided by the Total Debt Cut-off Balance ($).	None
44	Total Admin. Fee %	Calculation	Computation in which the respective loan's Loan Admin. Fee %, Mezzanine A Admin. Fee % and Mezzanine B Admin. Fee % were summed.	None
45	Net Total Rate %	Calculation	Computation in which the respective loan's Net Mortgage Loan Rate %, Net Mezzanine A Rate % and Net Mezzanine B Rate % were multiplied by the respective loan's Mortgage Loan Cut-off Date Balance ($), Mezzanine A Debt Cut-off Balance ($) and Mezzanine B Debt Cut-off Balance ($), respectively. The resulting values were summed and then divided by the Total Debt Cut-off Balance ($).	None
46	Accrual Type	Loan Agreement	The interest calculation method, as stated in the Loan Agreement.	None
47	Amortization Type	Loan Agreement	Balloon, when the interest only term is equal to zero; or	None

Interest Only, when the interest only term is equal to the loan term; or

Fully Amortizing, when the original loan term is equal to the original amortization term; or

Partial IO, when the interest only term is greater than zero and less than original loan term.

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Commercial Mortgage Pass-Through Certificates, Series 2017-GLKS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
48	Note Date	Loan Agreement	The date as stated on the front page of the Loan Agreement.	None
49	First Payment Date	Loan Agreement	The first installment due date, as stated in the Loan Agreement.	None
50	Initial Original Term	Calculation	Computation in which the number of monthly payments occurring between the respective loan’s First Payment Date and the corresponding Initial Maturity Date were counted.	None
51	Initial Remaining Term	Calculation	Computation in which the respective loan’s Seasoning was deducted from the corresponding Initial Original Term.	None
52	Initial Maturity Date	Loan Agreement	The initial maturity date, as stated in the Loan Agreement.	None
53	Seasoning	Calculation	Computation in which the number of monthly payments occurring between the respective loan’s First Payment Date, through and including, the Cut-off Date were counted.	None
54	Extension Options	Loan Agreement	Extension options, as stated in the Loan Agreement.	None
55	Extension Spread Increase Description	Loan Agreement	Spread increase associated with each extension option, as stated in the Loan Agreement.	None
56	First Extension Fee	Loan Agreement	The fee associated with the first extension option. 0% if no fee is required.	None
57	Second Extension Fee	Loan Agreement	The fee associated with the second extension option. 0% if no fee is required.	None
58	Third Extension Fee	Loan Agreement	The fee associated with the third extension option. 0% if no fee is required.	None
59	Fourth Extension Fee	Loan Agreement	The fee associated with the fourth extension option. 0% if no fee is required.	None
60	Fifth Extension Fee	Loan Agreement	The fee associated with the fifth extension option. 0% if no fee is required.	None
61	Exit Fee	Loan Agreement	The fee associated with exiting the respective loan. 0% if no fee is required.	None
62	Fully Extended Original Term	Calculation	Computation in which the number of monthly payments occurring between the respective loan’s First Payment Date and the corresponding Fully Extended Maturity Date were counted.	None
63	Fully Extended Remaining Term	Calculation	Computation in which the respective loan’s Seasoning was deducted from the corresponding Fully Extended Original Term.	None
64	Fully Extended Maturity Date	Loan Agreement	Extended maturity date assuming all Extension Options are exercised, as stated in the Loan Agreement.	None

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Commercial Mortgage Pass-Through Certificates, Series 2017-GLKS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
65	Payment Due Date	Loan Agreement	The payment date, as stated in the Loan Agreement.	None
66	Grace Period (Late Payment)	Loan Agreement	The number of grace period days prior to triggering a late fee, as stated in the Loan Agreement. 0, if there is no grace period.	None
67	Grace Period (Default)	Loan Agreement	The number of grace period days prior to triggering a default, as stated in the Loan Agreement. 0, if there is no grace period.	None
68	Interest Accrual Start	Loan Agreement	Day of the month on which interest begins to accrue for the next payment, as stated in the Loan Agreement.	None
69	Interest Accrual End	Loan Agreement	Day of the month on which interest stops accruing for the next payment, as stated in the Loan Agreement.	None
70	LIBOR Rounding Methodology	Loan Agreement	LIBOR rounding methodology, as stated in the Loan Agreement.	None
71	LIBOR Lookback Days	Loan Agreement	The LIBOR determination date, as state din the Loan Agreement.	None
72	Mortgage Loan Monthly Debt Service ($) at Loan Rate	Calculation	Computation in which the loan’s Mortgage Loan Annual Debt Service ($) at Loan Rate was divided by 12.	None
73	Mortgage Loan Annual Debt Service ($) at Loan Rate	Calculation	Computation in which the respective loan's Mortgage Loan Rate % was multiplied by the Mortgage Loan Cut-off Balance ($). The resulting value was then multiplied by the fraction of 365/360 (based on actual/360 accrual type).	None
74	Mortgage Loan Monthly Debt Service ($) at Cap Rate	Calculation	Computation in which the loan’s Mortgage Loan Annual Debt Service ($) at Cap Rate was divided by 12.	None
75	Mortgage Loan Annual Debt Service ($) at Cap Rate	Calculation	Computation in which the respective loan's Mortgage Loan Margin % and LIBOR Cap Strike Price % were summed and then multiplied by the Mortgage Loan Cut-off Balance ($). The resulting value was then multiplied by the fraction of 365/360 (based on actual/360 accrual type).	None
76	Mezzanine A Debt Monthly Debt Service ($) at Loan Rate	Calculation	Computation in which the loan’s Mezzanine A Debt Annual Debt Service ($) at Loan Rate was divided by 12.	None
77	Mezzanine A Debt Annual Debt Service ($) at Loan Rate	Calculation	Computation in which the respective loan's Mezzanine A Rate % was multiplied by the Mezzanine A Debt Cut-off Balance ($). The resulting value was then multiplied by the fraction of 365/360 (based on actual/360 accrual type).	None
78	Mezzanine A Debt Monthly Debt Service ($) at Cap Rate	Calculation	Computation in which the loan’s Mezzanine A Debt Annual Debt Service ($) at Cap Rate was divided by 12.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	10

Commercial Mortgage Pass-Through Certificates, Series 2017-GLKS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
79	Mezzanine A Debt Annual Debt Service ($) at Cap Rate	Calculation	Computation in which the respective loan's Mezzanine A Margin % and LIBOR Cap Strike Price % were summed and then multiplied by the Mezzanine A Debt Cut-off Balance ($). The resulting value was then multiplied by the fraction of 365/360 (based on actual/360 accrual type).	None
80	Mezzanine B Debt Monthly Debt Service ($) at Loan Rate	Calculation	Computation in which the loan’s Mezzanine B Debt Annual Debt Service ($) at Loan Rate was divided by 12.	None
81	Mezzanine B Debt Annual Debt Service ($) at Loan Rate	Calculation	Computation in which the respective loan's Mezzanine B Rate % was multiplied by the Mezzanine B Debt Cut-off Balance ($). The resulting value was then multiplied by the fraction of 365/360 (based on actual/360 accrual type).	None
82	Mezzanine B Debt Monthly Debt Service ($) at Cap Rate	Calculation	Computation in which the loan’s Mezzanine B Debt Annual Debt Service ($) at Cap Rate was divided by 12.	None
83	Mezzanine B Debt Annual Debt Service ($) at Cap Rate	Calculation	Computation in which the respective loan's Mezzanine B Margin % and LIBOR Cap Strike Price % were summed and then multiplied by the Mezzanine B Debt Cut-off Balance ($). The resulting value was then multiplied by the fraction of 365/360 (based on actual/360 accrual type).	None
84	Total Debt Monthly Debt Service ($) at Loan Rate	Calculation	Computation in which the Total Debt Annual Debt Service ($) at Loan Rate was divided by 12.	None
85	Total Debt Annual Debt Service ($) at Loan Rate	Calculation	Computation in which the Mortgage Loan Annual Debt Service ($) at Loan Rate, Mezzanine A Debt Annual Debt Service ($) at Loan Rate and Mezzanine B Debt Annual Debt Service ($) at Loan Rate were summed.	None
86	Total Debt Monthly Debt Service ($) at Cap Rate	Calculation	Computation in which the Total Debt Annual Debt Service ($) at Cap Rate was divided by 12.	None
87	Total Debt Annual Debt Service ($) at Cap Rate	Calculation	Computation in which the Mortgage Loan Annual Debt Service ($) at Cap Rate, Mezzanine A Debt Annual Debt Service ($) at Cap Rate and Mezzanine B Debt Annual Debt Service ($) at Cap Rate were summed.	None

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Commercial Mortgage Pass-Through Certificates, Series 2017-GLKS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
88	Prepayment Provision (Payments)	Calculation	Computation in which the number of monthly payments during the spread maintenance period and open period, as stated in the Loan Agreement, were counted.	None
90	Partial Release Allowed?	Loan Agreement	Yes, if a partial release is permitted and no, if a partial release is not permitted, as stated in the Loan Agreement.	None
91	Partial Release Description	Loan Agreement	Description of release parcel, as stated in the Loan Agreement.	None
92	As-Is Appraised Value ($)	Appraisal	The total appraised value, as stated in the Appraisal.	None
93	As-Is Appraised Value ($) Per Room	Calculation	Computation in which the As-Is Appraised Value ($) was divided by the corresponding number of Rooms.	None
94	Appraisal Date	Appraisal	As-is valuation date, as stated in the Appraisal.	None
95	Environmental Report Date	Environmental Report	Report date, as stated in the Environmental Report.	None
96	Engineering Report Date	Engineering Report	Report date, as stated in the Engineering Report.	None
97	As-Is Mortgage Loan Cutoff Date LTV %	Calculation	Computation in which the Mortgage Loan Cut-off Balance ($) was divided by the As-Is Appraised Value ($).	None
98	As-Is Mortgage Loan Maturity Date LTV %	Calculation	Computation in which the Mortgage Loan Maturity Balance ($) was divided by the As-Is Appraised Value ($).	None
99	As-Is Total Debt Cutoff Date LTV %	Calculation	Computation in which the Total Debt Cut-off Date Balance ($) was divided by the As-Is Appraised Value ($).	None
100	As-Is Total Debt Maturity Date LTV %	Calculation	Computation in which the Total Debt Maturity Balance ($) was divided by the As-Is Appraised Value ($).	None
101	2013 Occupancy	Barclays Underwriting Schedule	The annualized occupancy for 2013, as stated in the Barclays Underwriting Schedule.	None
102	2013 ADR	Barclays Underwriting Schedule	The annualized ADR for 2013, as stated in the Barclays Underwriting Schedule.	None
103	2013 RevPAR	Barclays Underwriting Schedule	The annualized RevPAR for 2013, as stated in the Barclays Underwriting Schedule.	None
104	2013 Available Rooms	Barclays Underwriting Schedule	The total available rooms for 2013, as stated in the Barclays Underwriting Schedule.	None
105	2013 Occupied Rooms	Barclays Underwriting Schedule	The total available rooms for 2013, as stated in the Barclays Underwriting Schedule.	None

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Commercial Mortgage Pass-Through Certificates, Series 2017-GLKS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
106	2013 Revenues ($)	Barclays Underwriting Schedule	The total revenues for 2013, as stated in the Barclays Underwriting Schedule.	$1.00
107	2013 Total Expenses ($)	Barclays Underwriting Schedule	The total expenses for 2013, as stated in the Barclays Underwriting Schedule.	$1.00
108	2013 NOI ($)	Calculation	Computation in which the 2013 Total Expenses ($) was deducted from the 2013 Revenues ($).	$1.00
109	2013 NCF ($)	Barclays Underwriting Schedule	The NCF for 2013, as stated in the Barclays Underwriting Schedule.	$1.00
110	2014 Occupancy	Barclays Underwriting Schedule	The annualized occupancy for 2014, as stated in the Barclays Underwriting Schedule.	None
111	2014 ADR	Barclays Underwriting Schedule	The annualized ADR for 2014, as stated in the Barclays Underwriting Schedule.	None
112	2014 RevPAR	Barclays Underwriting Schedule	The annualized RevPAR for 2014, as stated in the Barclays Underwriting Schedule.	None
113	2014 Available Rooms	Barclays Underwriting Schedule	The total available rooms for 2014, as stated in the Barclays Underwriting Schedule.	None
114	2014 Occupied Rooms	Barclays Underwriting Schedule	The total available rooms for 2014, as stated in the Barclays Underwriting Schedule.	None
115	2014 Revenues ($)	Barclays Underwriting Schedule	The total revenues for 2014, as stated in the Barclays Underwriting Schedule.	$1.00
116	2014 Total Expenses ($)	Barclays Underwriting Schedule	The total expenses for 2014, as stated in the Barclays Underwriting Schedule.	$1.00
117	2014 NOI ($)	Calculation	Computation in which the 2014 Total Expenses ($) was deducted from the 2014 Revenues ($).	$1.00
118	2014 NCF ($)	Barclays Underwriting Schedule	The NCF for 2014, as stated in the Barclays Underwriting Schedule.	$1.00
119	2015 Occupancy	Barclays Underwriting Schedule	The annualized occupancy for 2015, as stated in the Barclays Underwriting Schedule.	None
120	2015 ADR	Barclays Underwriting Schedule	The annualized ADR for 2015, as stated in the Barclays Underwriting Schedule.	None
121	2015 RevPAR	Barclays Underwriting Schedule	The annualized RevPAR for 2015, as stated in the Barclays Underwriting Schedule.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	13

Commercial Mortgage Pass-Through Certificates, Series 2017-GLKS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
122	2015 Available Rooms	Barclays Underwriting Schedule	The total available rooms for 2015, as stated in the Barclays Underwriting Schedule.	None
123	2015 Occupied Rooms	Barclays Underwriting Schedule	The total available rooms for 2015, as stated in the Barclays Underwriting Schedule.	None
124	2015 Revenues ($)	Barclays Underwriting Schedule	The total revenues for 2015, as stated in the Barclays Underwriting Schedule.	$1.00
125	2015 Total Expenses ($)	Barclays Underwriting Schedule	The total expenses for 2015, as stated in the Barclays Underwriting Schedule.	$1.00
126	2015 NOI ($)	Calculation	Computation in which the 2015 Total Expenses ($) was deducted from the 2015 Revenues ($).	$1.00
127	2015 NCF ($)	Barclays Underwriting Schedule	The NCF for 2015, as stated in the Barclays Underwriting Schedule.	$1.00
128	2016 Occupancy	Barclays Underwriting Schedule	The annualized occupancy for 2016, as stated in the Barclays Underwriting Schedule.	None
129	2016 ADR	Barclays Underwriting Schedule	The annualized ADR for 2016, as stated in the Barclays Underwriting Schedule.	None
130	2016 RevPAR	Barclays Underwriting Schedule	The annualized RevPAR for 2016, as stated in the Barclays Underwriting Schedule.	None
131	2016 Available Rooms	Barclays Underwriting Schedule	The total available rooms for 2016, as stated in the Barclays Underwriting Schedule.	None
132	2016 Occupied Rooms	Barclays Underwriting Schedule	The total available rooms for 2016, as stated in the Barclays Underwriting Schedule.	None
133	2016 Revenues ($)	Barclays Underwriting Schedule	The total revenues for 2016, as stated in the Barclays Underwriting Schedule.	$1.00
134	2016 Total Expenses ($)	Barclays Underwriting Schedule	The total expenses for 2016, as stated in the Barclays Underwriting Schedule.	$1.00
135	2016 NOI ($)	Calculation	Computation in which the 2016 Total Expenses ($) was deducted from the 2016 Revenues ($).	$1.00
136	2016 NCF ($)	Barclays Underwriting Schedule	The NCF for 2016, as stated in the Barclays Underwriting Schedule.	$1.00
137	TTM Occupancy	Barclays Underwriting Schedule	The annualized occupancy for the trailing twelve month period ending August 2017, as stated in the Barclays Underwriting Schedule.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	14

Commercial Mortgage Pass-Through Certificates, Series 2017-GLKS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
138	TTM ADR	Barclays Underwriting Schedule	The annualized ADR for the trailing twelve month period ending August 2017, as stated in the Barclays Underwriting Schedule.	None
139	TTM RevPAR	Barclays Underwriting Schedule	The annualized RevPAR for the trailing twelve month period ending August 2017, as stated in the Barclays Underwriting Schedule.	None
140	TTM Available Rooms	Barclays Underwriting Schedule	The total available rooms for the trailing twelve month period ending August 2017, as stated in the Barclays Underwriting Schedule.	None
141	TTM Occupied Rooms	Barclays Underwriting Schedule	The total available rooms for the trailing twelve month period ending August 2017, as stated in the Barclays Underwriting Schedule.	None
142	TTM Revenues ($)	Barclays Underwriting Schedule	The total revenues for the trailing twelve month period ending August 2017, as stated in the Barclays Underwriting Schedule.	$1.00
143	TTM Total Expenses ($)	Barclays Underwriting Schedule	The total expenses for the trailing twelve month period ending August 2017, as stated in the Barclays Underwriting Schedule.	$1.00
144	TTM NOI ($)	Calculation	Computation in which the TTM Total Expenses ($) was deducted from the TTM Revenues ($).	$1.00
145	TTM NCF ($)	Barclays Underwriting Schedule	The NCF for the trailing twelve month period ending August 2017, as stated in the Barclays Underwriting Schedule.	$1.00
146	Mortgage Loan TTM NOI DSCR at Loan Rate	Calculation	Computation in which the respective loan's TTM NOI ($) was divided by the corresponding Mortgage Loan Annual Debt Service ($) at Loan Rate.	None
147	Mortgage Loan TTM NCF DSCR at Loan Rate	Calculation	Computation in which the respective loan's TTM NCF ($) was divided by the corresponding Mortgage Loan Annual Debt Service ($) at Loan Rate.	None
148	Mortgage Loan TTM NOI DSCR at Cap Rate	Calculation	Computation in which the respective loan's TTM NOI ($) was divided by the corresponding Mortgage Loan Annual Debt Service ($) at Cap Rate.	None
149	Mortgage Loan TTM NCF DSCR at Cap Rate	Calculation	Computation in which the respective loan's TTM NCF ($) was divided by the corresponding Mortgage Loan Annual Debt Service ($) at Cap Rate.	None
150	Mortgage Loan TTM NOI Debt Yield %	Calculation	Computation in which the respective loan's TTM NOI ($) was divided by the corresponding Mortgage Loan Cut-off Balance ($).	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	15

Commercial Mortgage Pass-Through Certificates, Series 2017-GLKS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
151	Mortgage Loan TTM NCF Debt Yield %	Calculation	Computation in which the respective loan's TTM NCF ($) was divided by the corresponding Mortgage Loan Cut-off Balance ($).	None
152	Total Debt TTM NOI DSCR at Loan Rate	Calculation	Computation in which the respective loan's TTM NOI ($) was divided by the corresponding Total Debt Annual Debt Service ($) at Loan Rate.	None
153	Total Debt TTM NCF DSCR at Loan Rate	Calculation	Computation in which the respective loan's TTM NCF ($) was divided by the corresponding Total Debt Annual Debt Service ($) at Loan Rate.	None
154	Total Debt TTM NOI DSCR at Cap Rate	Calculation	Computation in which the respective loan's TTM NOI ($) was divided by the corresponding Total Debt Annual Debt Service ($) at Cap Rate.	None
155	Total Debt TTM NCF DSCR at Cap Rate	Calculation	Computation in which the respective loan's TTM NCF ($) was divided by the corresponding Total Debt Annual Debt Service ($) at Cap Rate.	None
156	Total Debt TTM NOI Debt Yield %	Calculation	Computation in which the respective loan's TTM NOI ($) was divided by the corresponding Total Debt Cut-off Balance ($).	None
157	Total Debt TTM NCF Debt Yield %	Calculation	Computation in which the respective loan's TTM NCF ($) was divided by the corresponding Total Debt Cut-off Balance ($).	None
158	UW Occupancy	Barclays Underwriting Schedule	The underwritten annualized occupancy, as stated in the Barclays Underwriting Schedule.	None
159	UW ADR	Barclays Underwriting Schedule	The underwritten annualized ADR, as stated in the Barclays Underwriting Schedule.	None
160	UW RevPAR	Barclays Underwriting Schedule	The underwritten annualized RevPAR, as stated in the Barclays Underwriting Schedule.	None
161	UW Available Rooms	Barclays Underwriting Schedule	The underwritten total available rooms, as stated in the Barclays Underwriting Schedule.	None
162	UW Occupied Rooms	Barclays Underwriting Schedule	The underwritten total available rooms, as stated in the Barclays Underwriting Schedule.	None
163	UW Revenues ($)	Barclays Underwriting Schedule	The underwritten total revenues, as stated in the Barclays Underwriting Schedule.	$1.00
164	UW Total Expenses ($)	Barclays Underwriting Schedule	The underwritten total expenses, as stated in the Barclays Underwriting Schedule.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	16

Commercial Mortgage Pass-Through Certificates, Series 2017-GLKS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
165	UW NOI ($)	Calculation	Computation in which the UW Total Expenses ($) was deducted from the UW Revenues ($).	$1.00
166	UW FF&E ($)	Barclays Underwriting Schedule	The underwritten FF&E, as stated in the Barclays Underwriting Schedule.	$1.00
167	UW NCF ($)	Calculation	Computation in which the respective loan's UW FF&E ($) was deducted from the corresponding UW NOI ($).	$1.00
168	Mortgage Loan UW NOI DSCR at Loan Rate	Calculation	Computation in which the respective loan's UW NOI ($) was divided by the corresponding Mortgage Loan Annual Debt Service ($) at Loan Rate.	None
169	Mortgage Loan UW NCF DSCR at Loan Rate	Calculation	Computation in which the respective loan's UW NCF ($) was divided by the corresponding Mortgage Loan Annual Debt Service ($) at Loan Rate.	None
170	Mortgage Loan UW NOI DSCR at Cap Rate	Calculation	Computation in which the respective loan's UW NOI ($) was divided by the corresponding Mortgage Loan Annual Debt Service ($) at Cap Rate.	None
171	Mortgage Loan UW NCF DSCR at Cap Rate	Calculation	Computation in which the respective loan's UW NCF ($) was divided by the corresponding Mortgage Loan Annual Debt Service ($) at Cap Rate.	None
172	Mortgage Loan UW NOI Debt Yield %	Calculation	Computation in which the respective loan's UW NOI ($) was divided by the corresponding Mortgage Loan Cut-off Balance ($).	None
173	Mortgage Loan UW NCF Debt Yield %	Calculation	Computation in which the respective loan's UW NCF ($) was divided by the corresponding Mortgage Loan Cut-off Balance ($).	None
174	Total Debt UW NOI DSCR at Loan Rate	Calculation	Computation in which the respective loan's UW NOI ($) was divided by the corresponding Total Debt Annual Debt Service ($) at Loan Rate.	None
175	Total Debt UW NCF DSCR at Loan Rate	Calculation	Computation in which the respective loan's UW NCF ($) was divided by the corresponding Total Debt Annual Debt Service ($) at Loan Rate.	None
176	Total Debt UW NOI DSCR at Cap Rate	Calculation	Computation in which the respective loan's UW NOI ($) was divided by the corresponding Total Debt Annual Debt Service ($) at Cap Rate.	None
177	Total Debt UW NCF DSCR at Cap Rate	Calculation	Computation in which the respective loan's UW NCF ($) was divided by the corresponding Total Debt Annual Debt Service ($) at Cap Rate.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	17

Commercial Mortgage Pass-Through Certificates, Series 2017-GLKS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
178	Total Debt UW NOI Debt Yield %	Calculation	Computation in which the respective loan's UW NOI ($) was divided by the corresponding Total Debt Cut-off Balance ($).	None
179	Total Debt UW NCF Debt Yield %	Calculation	Computation in which the respective loan's UW NCF ($) was divided by the corresponding Total Debt Cut-off Balance ($).	None
180	Title Type	Title Policy	The ownership interest, as stated in the Title Policy.	None
181	PML %	Seismic Report	The PML %, as stated in the Seismic Report.	None
182	PML Report Date	Seismic Report	The report date, as stated in the Seismic Report.	None
183	Upfront Capex Reserve ($)	Settlement Statement	Upfront capital expenditure reserves, as stated in the Settlement Statement. $0 if none listed.	$1.00
184	Upfront Engin. Reserve ($)	Settlement Statement	Upfront repair reserves, as stated in the Settlement Statement. $0 if none listed.	$1.00
185	Upfront FF&E Reserve ($)	Settlement Statement	Upfront FF&E reserves, as stated in the Settlement Statement. $0 if none listed.	$1.00
186	Upfront RE Tax Reserve ($)	Settlement Statement	Upfront real estate tax reserves, as stated in the Settlement Statement. $0 if none listed.	$1.00
187	Upfront Ins. Reserve ($)	Settlement Statement	Upfront insurance reserves, as stated in the Settlement Statement. $0 if none listed.	$1.00
188	Upfront Other Reserve ($)	Settlement Statement	Upfront other reserves, as stated in the Settlement Statement. $0 if none listed.	$1.00
189	Upfront Other Reserve Description	Settlement Statement	Description of upfront other reserves, as stated in the Settlement Statement. N/A if none listed.	None
190	Monthly Capex Reserve ($)	Loan Agreement	Monthly required capital expenditure reserves, as stated in the Loan Agreement. $0, if none listed.	$1.00
191	Monthly FF&E Reserve ($)	Loan Agreement	Monthly required FF&E reserves, as stated in the Loan Agreement. $0, if none listed.	$1.00
192	Monthly RE Tax Reserve ($)	Loan Agreement	Monthly required real estate tax reserves, as stated in the Loan Agreement. $0, if none listed.	$1.00
193	Monthly Ins. Reserve ($)	Loan Agreement	Monthly required insurance reserves, as stated in the Loan Agreement. $0, if none listed.	$1.00
194	Monthly Other Reserve ($)	Loan Agreement	Monthly required other reserves, as stated in the Loan Agreement. $0, if none listed.	$1.00
195	Monthly Other Reserve Description	Loan Agreement	Description of monthly other reserves, as stated in the Loan Agreement. N/A if none listed.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	18

Commercial Mortgage Pass-Through Certificates, Series 2017-GLKS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
196	Loan Purpose	Settlement Statement	Loan purpose, as indicated on the Settlement Statement.	None
197	Principal / Carveout Guarantor	Guaranty Agreement	Guarantor, as stated in the Guaranty Agreement.	None
198	Lockbox (Y/N)	Cash Management Agreement	Yes, if there is a lockbox as indicated in the Cash Management Agreement. No, if there is no agreement in place.	None
199	Lockbox Type	Cash Management Agreement	Hard or Soft as indicated in the Cash Management Agreement. N/A, if there is no agreement in place.	None
200	Cash Management	Cash Management Agreement	Description of the cash management arrangement, as indicated in the Cash Management Agreement. N/A, if there is no agreement in place.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	19

Commercial Mortgage Pass-Through Certificates, Series 2017-GLKS Specified Attributes Provided by the Company	EXHIBIT B

Below is a list of the Specified Attributes provided to us by the Company. These Specified Attributes were not compared to Source Documents as part of our procedures enumerated in Exhibit A.

#	Specified Attribute
1	Loan #
30	Assumed LIBOR
32	LIBOR Cap Strike Price %
33	Interest Rate Cap Provider
38	Mezzanine A Admin. Fee %
41	Mezzanine B Admin. Fee %
89	Prepayment Provision Comments
201	Loan #

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	20